GOODWILL	12 Months Ended
Dec. 31, 2018
Intangible Assets [Abstract]
GOODWILL
NOTE 15 – GOODWILL

	As of December 31,
	2018	2017
Cost
Balance at beginning of year	98,926	65,180
Additions related to new acquisitions (note 24)	6,244	33,699
Translation	(324)	47
Balance at end of year	104,846	98,926